Summary of significant accounting policies - Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 2,626	$ 1,171	$ 1,573
Impairment of goodwill	$ 0	$ 0	$ 0